Summary of Significant Accounting Policies - Schedule of Exchange Rates Applied for Foreign Currency (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates	6.8632	6.5342
Average exchange rate for each year	6.6174	6.7518	6.6423